Label	Element	Value
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 6.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.90%
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 586.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.70%
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 656.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 498.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)
Pacer Swan SOS Moderate (January) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.60%
Pacer Swan SOS Moderate (January) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.50%)
Pacer Swan SOS Moderate (January) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%